UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200
Schwab Investments — Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments — Schwab 1000 Index Fund
211 Main St, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab 1000 Index® Fund

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	2,012,365,166	4,780,287,290
0.0%		Other Investment Company	798,353	798,353
0.0%		Short-Term Investment	699,912	699,912

99.9%		Total Investments	2,013,863,431	4,781,785,555
0.5%		Collateral Invested for Securities on Loan	26,251,444	26,251,444
(0	.4)%	Other Assets and Liabilities, Net		(20,597,727)

100.0%		Net Assets		4,787,439,272

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 0.7%
Autoliv, Inc.	30,400	1,719,728
BorgWarner, Inc. *	37,298	2,502,696
Dana Holding Corp.	50,100	660,318
Ford Motor Co.	1,292,187	11,939,808
General Motors Co. *	212,800	4,194,288
Gentex Corp.	48,772	780,840
Harley-Davidson, Inc.	78,992	3,414,824
Johnson Controls, Inc.	231,354	5,702,876
Lear Corp.	34,800	1,237,140
Tesla Motors, Inc. (b)*	16,000	438,720
The Goodyear Tire & Rubber Co. *	83,100	951,495
TRW Automotive Holdings Corp. *	35,300	1,387,290
Visteon Corp. *	17,500	567,525

		35,497,548

Banks 3.0%
Associated Banc-Corp.	59,048	737,509
Bank of Hawaii Corp.	15,832	739,513
BankUnited, Inc.	16,900	411,684
BB&T Corp.	237,000	7,434,690
BOK Financial Corp.	8,900	502,761
CIT Group, Inc. *	68,200	2,490,664
City National Corp.	15,532	765,417
Comerica, Inc.	67,528	2,040,021
Commerce Bancshares, Inc.	26,927	1,060,385
Cullen/Frost Bankers, Inc.	20,800	1,150,448
East West Bancorp, Inc.	50,400	1,098,720
Fifth Third Bancorp	312,784	4,322,675
First Horizon National Corp.	87,376	719,104
First Niagara Financial Group, Inc.	118,300	896,714
First Republic Bank	20,200	657,106
Hancock Holding Co.	28,800	877,824
Hudson City Bancorp, Inc.	178,640	1,134,364
Huntington Bancshares, Inc.	293,798	1,825,955
KeyCorp	324,014	2,585,632
M&T Bank Corp.	42,743	3,669,059
New York Community Bancorp, Inc. (b)	149,882	1,945,468
People’s United Financial, Inc.	121,993	1,398,040
PNC Financial Services Group, Inc.	178,934	10,574,999
Prosperity Bancshares, Inc.	15,900	645,063
Regions Financial Corp.	481,506	3,351,282
Signature Bank *	15,700	1,012,650
SunTrust Banks, Inc.	182,593	4,318,324
SVB Financial Group *	14,900	861,369
TFS Financial Corp. *	27,300	256,893
U.S. Bancorp	648,905	21,738,317
Valley National Bancorp	67,062	623,677
Wells Fargo & Co.	1,809,196	61,168,917
Zions Bancorp	63,198	1,150,204

		144,165,448

Capital Goods 8.1%
3M Co.	238,354	21,745,035
Acuity Brands, Inc.	14,300	828,542
AECOM Technology Corp. *	39,200	635,432
AGCO Corp. *	33,000	1,446,720
Air Lease Corp. *	10,800	212,544
Alliant Techsystems, Inc.	11,238	520,544
AMETEK, Inc.	81,705	2,532,855
Armstrong World Industries, Inc.	7,100	274,415
BE Aerospace, Inc. *	35,100	1,376,973
Carlisle Cos., Inc.	20,736	1,046,961
Caterpillar, Inc.	219,896	18,517,442
Chicago Bridge & Iron Co., N.V., NY Shares	33,700	1,204,438
CLARCOR, Inc.	17,100	826,785
Colfax Corp. *	21,700	627,998
Cooper Industries plc	53,800	3,867,144
Crane Co.	16,384	638,976
Cummins, Inc.	65,592	6,290,273
Danaher Corp.	193,740	10,231,409
Deere & Co.	135,146	10,381,916
Donaldson Co., Inc.	50,600	1,726,978
Dover Corp.	63,037	3,433,625
Eaton Corp.	113,618	4,981,013
Emerson Electric Co.	250,228	11,953,392
Fastenal Co.	100,400	4,329,248
Flowserve Corp.	18,941	2,272,541
Fluor Corp.	57,658	2,858,684
Fortune Brands Home & Security, Inc. *	52,900	1,170,148
Foster Wheeler AG *	39,800	717,992
Gardner Denver, Inc.	17,100	974,358

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
GATX Corp.	15,800	664,706
Generac Holdings, Inc.	8,700	198,534
General Dynamics Corp.	121,044	7,679,031
General Electric Co.	3,607,402	74,853,592
Graco, Inc.	20,294	931,089
GrafTech International Ltd. *	43,500	454,575
HEICO Corp.	15,125	539,811
Hexcel Corp. *	33,500	780,215
Honeywell International, Inc.	262,999	15,267,092
Hubbell, Inc., Class B	20,032	1,648,233
IDEX Corp.	28,406	1,083,689
Illinois Tool Works, Inc.	164,304	8,928,279
Ingersoll-Rand plc	106,200	4,503,942
Jacobs Engineering Group, Inc. *	44,056	1,699,240
Joy Global, Inc.	35,708	1,854,674
KBR, Inc.	50,600	1,327,744
Kennametal, Inc.	26,698	985,156
L-3 Communications Holdings, Inc.	33,974	2,408,417
Lincoln Electric Holdings, Inc.	29,000	1,156,520
Lockheed Martin Corp.	90,264	8,057,867
Masco Corp.	121,636	1,463,281
Moog, Inc., Class A *	15,400	560,406
MSC Industrial Direct Co., Inc., Class A	15,558	1,069,301
Navistar International Corp. *	24,700	607,620
Nordson Corp.	20,300	1,040,578
Northrop Grumman Corp.	89,032	5,893,918
Oshkosh Corp. *	31,100	700,372
Owens Corning *	41,100	1,103,946
PACCAR, Inc.	121,789	4,872,778
Pall Corp.	39,133	2,090,094
Parker Hannifin Corp.	51,353	4,124,673
Pentair, Inc.	33,500	1,468,305
Polypore International, Inc. (b)*	13,600	505,376
Precision Castparts Corp.	49,001	7,622,596
Quanta Services, Inc. *	72,100	1,657,579
Raytheon Co.	117,690	6,529,441
Regal-Beloit Corp.	14,400	926,928
Robbins & Myers, Inc.	15,600	715,104
Rockwell Automation, Inc.	48,249	3,250,053
Rockwell Collins, Inc.	51,453	2,601,978
Roper Industries, Inc.	32,591	3,241,175
Sauer-Danfoss, Inc.	4,000	144,760
Seaboard Corp. *	105	231,000
Sensata Technologies Holding N.V. *	29,300	841,203
Snap-on, Inc.	19,750	1,338,655
Spirit AeroSystems Holdings, Inc., Class A *	37,400	878,900
SPX Corp.	17,314	1,051,306
Stanley Black & Decker, Inc.	57,741	3,862,295
Teledyne Technologies, Inc. *	12,600	784,980
Terex Corp. *	37,282	726,999
Textron, Inc.	94,538	2,462,715
The Babcock & Wilcox Co. *	39,500	991,450
The Boeing Co.	252,689	18,676,244
The Timken Co.	28,594	1,035,103
TransDigm Group, Inc. *	13,400	1,653,024
Trinity Industries, Inc.	26,900	753,200
Triumph Group, Inc.	14,700	919,191
Tyco International Ltd.	157,100	8,631,074
United Rentals, Inc. *	27,867	805,635
United Technologies Corp.	308,103	22,935,187
URS Corp.	27,500	964,425
Valmont Industries, Inc.	7,600	941,488
W.W. Grainger, Inc.	20,576	4,214,582
WABCO Holdings, Inc. *	22,100	1,213,732
Wabtec Corp.	16,300	1,290,634
Watsco, Inc.	9,700	659,018
WESCO International, Inc. *	14,400	802,224
Woodward, Inc.	19,950	669,722
Xylem, Inc.	62,800	1,505,944

		385,676,979

Commercial & Professional Supplies 0.7%
Avery Dennison Corp.	35,760	1,101,051
Cintas Corp.	37,510	1,486,521
Clean Harbors, Inc. *	16,200	980,748
Copart, Inc. *	36,074	857,118
Corrections Corp. of America	33,800	1,050,504
Equifax, Inc.	41,200	1,929,808
IHS, Inc., Class A *	16,400	1,808,428
Iron Mountain, Inc.	63,087	2,032,032
Manpower, Inc.	27,791	988,804
Nielsen Holdings N.V. *	29,300	835,050
Pitney Bowes, Inc. (b)	67,841	906,356
R.R. Donnelley & Sons Co. (b)	63,819	773,486
Republic Services, Inc.	107,081	3,097,853
Robert Half International, Inc.	48,591	1,312,443
Rollins, Inc.	21,900	516,402
Stericycle, Inc. *	28,898	2,683,179
The Dun & Bradstreet Corp.	16,525	1,325,140
Towers Watson & Co., Class A	17,500	1,026,025
Verisk Analytics, Inc., Class A *	47,800	2,401,950
Waste Connections, Inc.	37,900	1,166,183
Waste Management, Inc.	156,577	5,386,249

		33,665,330

Consumer Durables & Apparel 1.2%
Carter’s, Inc. *	17,300	876,591
Coach, Inc.	99,230	4,895,016
D.R. Horton, Inc.	94,597	1,667,745
Deckers Outdoor Corp. (b)*	13,100	546,401
Fossil, Inc. *	17,900	1,283,251
Garmin Ltd. (b)	38,286	1,478,222
Hanesbrands, Inc. *	33,000	990,660
Harman International Industries, Inc.	23,797	960,209
Hasbro, Inc.	40,125	1,437,278
Jarden Corp.	26,400	1,193,280
Leggett & Platt, Inc.	46,944	1,088,162
Lennar Corp., Class A (b)	54,675	1,597,057
Mattel, Inc.	115,197	4,051,478
Mohawk Industries, Inc. *	19,439	1,291,333
Newell Rubbermaid, Inc.	98,426	1,737,219
NIKE, Inc., Class B	126,128	11,774,049
NVR, Inc. *	1,698	1,314,218
Polaris Industries, Inc.	23,300	1,751,228
PulteGroup, Inc. *	114,499	1,293,839
PVH Corp.	23,000	1,826,890
Ralph Lauren Corp.	21,895	3,160,324
Tempur-Pedic International, Inc. *	22,400	638,176

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Warnaco Group, Inc. *	13,800	588,708
Toll Brothers, Inc. *	50,000	1,458,500
Tupperware Brands Corp.	19,500	1,022,190
Under Armour, Inc., Class A *	25,000	1,361,000
VF Corp.	29,682	4,431,523
Whirlpool Corp.	26,115	1,764,329

		57,478,876

Consumer Services 2.0%
Apollo Group, Inc., Class A *	39,471	1,073,611
Brinker International, Inc.	27,400	888,034
Carnival Corp.	153,860	5,120,461
Chipotle Mexican Grill, Inc. *	10,600	3,098,698
Choice Hotels International, Inc.	9,500	380,760
Darden Restaurants, Inc.	44,865	2,296,191
DeVry, Inc.	20,600	404,378
Dunkin’ Brands Group, Inc.	15,100	457,228
Education Management Corp. (b)*	8,700	32,712
H&R Block, Inc.	99,598	1,606,516
Hyatt Hotels Corp., Class A *	20,200	718,110
International Game Technology	100,926	1,142,482
Las Vegas Sands Corp.	137,063	4,991,834
LIFE TIME FITNESS, Inc. *	14,400	653,904
Marriott International, Inc., Class A	91,175	3,320,594
McDonald’s Corp.	347,936	31,091,561
MGM Resorts International *	121,387	1,155,604
Panera Bread Co., Class A *	10,100	1,590,649
Penn National Gaming, Inc. *	22,660	881,927
Royal Caribbean Cruises Ltd.	48,091	1,201,313
Service Corp. International	77,500	995,875
Six Flags Entertainment Corp.	18,700	1,077,307
Sotheby’s	23,000	675,050
Starbucks Corp.	258,227	11,692,519
Starwood Hotels & Resorts Worldwide, Inc.	65,342	3,538,269
The Wendy’s Co.	100,600	461,754
Weight Watchers International, Inc.	9,029	456,867
Wyndham Worldwide Corp.	49,717	2,587,770
Wynn Resorts Ltd.	27,042	2,535,188
Yum! Brands, Inc.	156,576	10,152,388

		96,279,554

Diversified Financials 5.2%
Affiliated Managers Group, Inc. *	18,159	2,026,363
American Capital Ltd. *	115,500	1,150,380
American Express Co.	345,777	19,954,791
Ameriprise Financial, Inc.	76,957	3,980,216
Ares Capital Corp.	69,800	1,160,774
Bank of America Corp.	3,646,541	26,765,611
BlackRock, Inc.	42,965	7,315,221
Capital One Financial Corp.	197,553	11,159,769
CBOE Holdings, Inc.	30,600	872,100
Citigroup, Inc.	997,956	27,074,546
CME Group, Inc.	112,880	5,882,177
Credit Acceptance Corp. *	1,700	162,962
Discover Financial Services	186,924	6,721,787
E*TRADE Financial Corp. *	86,290	658,393
Eaton Vance Corp. (b)	39,084	1,036,898
Franklin Resources, Inc.	49,486	5,688,416
IntercontinentalExchange, Inc. *	24,689	3,239,691
Invesco Ltd.	153,390	3,394,521
Jefferies Group, Inc.	49,552	621,382
JPMorgan Chase & Co.	1,300,878	46,831,608
Lazard Ltd., Class A	40,900	1,098,165
Legg Mason, Inc.	42,314	1,037,539
Leucadia National Corp.	67,764	1,469,123
LPL Financial Holdings, Inc.	13,900	389,478
Moody’s Corp.	66,426	2,692,246
Morgan Stanley	519,148	7,091,562
MSCI, Inc., Class A *	40,550	1,344,232
Northern Trust Corp.	81,976	3,721,710
NYSE Euronext	89,100	2,270,268
Raymond James Financial, Inc.	34,749	1,168,261
SEI Investments Co.	50,748	1,074,843
SLM Corp.	173,024	2,766,654
State Street Corp.	167,250	6,753,555
Stifel Financial Corp. *	15,000	451,500
T. Rowe Price Group, Inc.	85,950	5,221,462
TD Ameritrade Holding Corp.	84,031	1,337,773
The Bank of New York Mellon Corp.	412,296	8,773,659
The Charles Schwab Corp. (a)	367,065	4,636,031
The Goldman Sachs Group, Inc.	168,632	17,014,969
The NASDAQ OMX Group, Inc.	43,337	983,750
Waddell & Reed Financial, Inc., Class A	29,000	843,610

		247,837,996

Energy 10.6%
Alpha Natural Resources, Inc. *	74,713	523,738
Anadarko Petroleum Corp.	169,348	11,759,525
Apache Corp.	130,600	11,247,272
Apco Oil & Gas International, Inc. (b)	3,100	51,894
Arch Coal, Inc. (b)	72,000	519,120
Atwood Oceanics, Inc. *	18,900	841,617
Baker Hughes, Inc.	148,406	6,874,166
Berry Petroleum Co., Class A	15,500	589,310
Cabot Oil & Gas Corp.	71,448	3,014,391
Cameron International Corp. *	83,400	4,192,518
CARBO Ceramics, Inc. (b)	6,700	430,006
Chesapeake Energy Corp.	224,197	4,219,388
Chevron Corp.	671,837	73,619,898
Cimarex Energy Co.	29,115	1,650,529
Cobalt International Energy, Inc. *	45,300	1,137,030
Concho Resources, Inc. *	35,500	3,026,375
ConocoPhillips	430,566	23,440,013
CONSOL Energy, Inc.	77,098	2,234,300
Continental Resources, Inc. *	19,000	1,215,810
Core Laboratories N.V.	15,900	1,773,804
CVR Energy, Inc. *	7,400	211,344
Denbury Resources, Inc. *	135,108	2,042,833
Devon Energy Corp.	137,382	8,122,024
Diamond Offshore Drilling, Inc.	23,629	1,545,809
Dresser-Rand Group, Inc. *	25,600	1,190,656
Dril-Quip, Inc. *	11,500	843,065
Energen Corp.	24,496	1,254,440
Energy XXI (Bermuda) Ltd.	26,000	810,680
EOG Resources, Inc.	91,452	8,963,211
EQT Corp.	50,800	2,865,120
Exxon Mobil Corp.	1,592,063	138,270,672

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FMC Technologies, Inc. *	81,068	3,657,788
Halliburton Co.	312,888	10,365,979
Helmerich & Payne, Inc.	36,392	1,692,228
Hess Corp.	101,323	4,778,393
HollyFrontier Corp.	70,700	2,643,473
Key Energy Services, Inc. *	51,300	410,913
Kinder Morgan, Inc.	171,917	6,156,348
Lufkin Industries, Inc.	10,400	478,920
Marathon Oil Corp.	239,296	6,334,165
Marathon Petroleum Corp.	121,200	5,732,760
McDermott International, Inc. *	78,212	915,080
McMoRan Exploration Co. (b)*	37,900	494,974
Murphy Oil Corp.	65,844	3,533,189
Nabors Industries Ltd. *	97,788	1,353,386
National Oilwell Varco, Inc.	144,126	10,420,310
Newfield Exploration Co. *	45,066	1,375,865
Noble Corp. *	85,800	3,174,600
Noble Energy, Inc.	59,661	5,216,161
Oasis Petroleum, Inc. *	20,100	526,218
Occidental Petroleum Corp.	276,016	24,021,672
Oceaneering International, Inc.	36,800	1,902,192
Oil States International, Inc. *	17,400	1,264,980
Patterson-UTI Energy, Inc.	52,521	813,025
Peabody Energy Corp.	92,121	1,923,486
Pioneer Natural Resources Co.	41,611	3,687,983
Plains Exploration & Production Co. *	47,957	1,916,362
QEP Resources, Inc.	60,200	1,807,806
Range Resources Corp.	53,228	3,332,073
Rosetta Resources, Inc. *	18,000	750,960
Rowan Cos. plc, Class A *	42,483	1,492,428
RPC, Inc. (b)	21,900	294,555
SandRidge Energy, Inc. *	140,134	955,714
Schlumberger Ltd.	456,347	32,519,287
SEACOR Holdings, Inc. *	7,500	637,125
SM Energy Co.	21,713	1,022,465
Southwestern Energy Co. *	118,088	3,926,426
Spectra Energy Corp.	221,121	6,786,204
Sunoco, Inc.	36,300	1,749,297
Superior Energy Services, Inc. *	53,947	1,169,031
Tesoro Corp. *	48,412	1,338,592
The Williams Cos., Inc.	213,021	6,771,938
Tidewater, Inc.	17,668	858,135
Transocean Ltd.	124,200	5,816,286
Ultra Petroleum Corp. (b)*	51,912	1,233,429
Unit Corp. *	14,100	560,616
Valero Energy Corp.	190,320	5,233,800
Weatherford International Ltd. *	257,900	3,107,695
Whiting Petroleum Corp. *	39,800	1,607,920
World Fuel Services Corp.	24,500	992,005
WPX Energy, Inc. *	66,800	1,065,460

		508,300,255

Food & Staples Retailing 2.2%
Casey’s General Stores, Inc.	12,900	766,647
Costco Wholesale Corp.	147,359	14,172,989
CVS Caremark Corp.	433,511	19,616,373
Harris Teeter Supermarkets, Inc.	16,800	694,512
PriceSmart, Inc.	6,200	446,524
Safeway, Inc. (b)	72,297	1,124,218
Sysco Corp.	200,630	5,896,516
The Fresh Market, Inc. *	9,500	559,455
The Kroger Co.	183,713	4,072,917
United Natural Foods, Inc. *	16,600	901,380
Wal-Mart Stores, Inc.	587,527	43,729,635
Walgreen Co.	289,069	10,510,549
Whole Foods Market, Inc.	54,316	4,985,122

		107,476,837

Food, Beverage & Tobacco 6.1%
Altria Group, Inc.	699,305	25,154,001
Archer-Daniels-Midland Co.	226,805	5,917,342
Beam, Inc.	52,828	3,321,825
Brown-Forman Corp., Class B	34,320	3,210,979
Bunge Ltd.	49,492	3,255,089
Campbell Soup Co.	60,958	2,018,319
Coca-Cola Enterprises, Inc.	106,072	3,110,031
ConAgra Foods, Inc.	140,897	3,478,747
Constellation Brands, Inc., Class A *	59,232	1,670,935
Dr Pepper Snapple Group, Inc.	72,920	3,323,694
Flowers Foods, Inc.	37,950	810,991
General Mills, Inc.	218,800	8,467,560
Green Mountain Coffee Roasters, Inc. (b)*	44,200	807,092
H.J. Heinz Co.	108,878	6,011,154
Hillshire Brands Co.	40,400	1,034,644
Hormel Foods Corp.	46,894	1,308,812
Ingredion, Inc.	25,800	1,339,536
Kellogg Co.	84,231	4,017,819
Kraft Foods, Inc., Class A	600,764	23,856,338
Lorillard, Inc.	45,900	5,904,576
McCormick & Co., Inc. - Non Voting Shares	44,954	2,736,800
Mead Johnson Nutrition Co.	69,200	5,048,832
Molson Coors Brewing Co., Class B	53,572	2,267,167
Monster Beverage Corp. *	51,600	3,429,852
PepsiCo, Inc.	531,585	38,662,177
Philip Morris International, Inc.	580,665	53,096,008
Ralcorp Holdings, Inc. *	19,100	1,139,697
Reynolds American, Inc.	114,968	5,319,569
Smithfield Foods, Inc. *	55,535	1,027,397
The Coca-Cola Co.	766,774	61,955,339
The Hershey Co.	52,064	3,735,071
The JM Smucker Co.	38,701	2,972,237
TreeHouse Foods, Inc. *	12,200	683,078
Tyson Foods, Inc., Class A	99,359	1,491,379

		291,584,087

Health Care Equipment & Services 3.8%
Accretive Health, Inc. (b)*	12,700	172,466
Aetna, Inc.	123,177	4,441,763
Allscripts Healthcare Solutions, Inc. *	64,100	589,720
AMERIGROUP Corp. *	16,300	1,465,044
AmerisourceBergen Corp.	87,820	3,486,454
athenahealth, Inc. *	12,000	1,098,000
Baxter International, Inc.	191,725	11,217,830
Becton, Dickinson & Co.	67,465	5,107,775
Boston Scientific Corp. *	503,807	2,604,682

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Brookdale Senior Living, Inc. *	34,900	574,454
C.R. Bard, Inc.	29,200	2,839,992
Cardinal Health, Inc.	117,510	5,063,506
CareFusion Corp. *	76,400	1,864,924
Centene Corp. *	17,100	650,484
Cerner Corp. *	49,252	3,640,708
Cigna Corp.	97,054	3,909,335
Coventry Health Care, Inc.	48,362	1,611,905
Covidien plc	164,000	9,164,320
DaVita, Inc. *	31,825	3,132,216
DENTSPLY International, Inc.	48,100	1,747,954
Edwards Lifesciences Corp. *	38,792	3,925,750
Express Scripts Holding Co. *	272,089	15,764,837
HCA Holdings, Inc.	53,400	1,414,032
Health Net, Inc. *	28,200	620,964
Henry Schein, Inc. *	30,719	2,298,088
HMS Holdings Corp. *	28,900	994,449
Hologic, Inc. *	89,470	1,656,984
Humana, Inc.	55,591	3,424,406
IDEXX Laboratories, Inc. *	19,098	1,683,871
Intuitive Surgical, Inc. *	13,265	6,387,097
Laboratory Corp. of America Holdings *	33,722	2,835,683
Lincare Holdings, Inc.	31,075	1,286,505
McKesson Corp.	78,947	7,162,861
MEDNAX, Inc. *	16,654	1,101,329
Medtronic, Inc.	358,868	14,146,577
Omnicare, Inc.	38,833	1,219,745
Patterson Cos., Inc.	29,800	1,016,180
Quality Systems, Inc.	13,600	219,776
Quest Diagnostics, Inc.	53,647	3,134,594
ResMed, Inc. *	49,616	1,565,881
Sirona Dental Systems, Inc. *	14,500	626,835
St. Jude Medical, Inc.	108,455	4,051,879
Stryker Corp.	110,654	5,757,328
Teleflex, Inc.	13,846	882,544
Tenet Healthcare Corp. *	147,700	682,374
The Cooper Cos., Inc.	16,200	1,219,212
UnitedHealth Group, Inc.	353,192	18,044,579
Universal Health Services, Inc., Class B	33,374	1,304,256
Varian Medical Systems, Inc. *	38,271	2,088,831
WellCare Health Plans, Inc. *	14,600	946,372
WellPoint, Inc.	112,323	5,985,693
Zimmer Holdings, Inc.	60,912	3,589,544

		181,422,588

Household & Personal Products 2.2%
Avon Products, Inc.	146,436	2,268,294
Church & Dwight Co., Inc.	48,594	2,799,500
Colgate-Palmolive Co.	164,627	17,674,355
Energizer Holdings, Inc. *	22,700	1,765,379
Herbalife Ltd.	39,518	2,169,143
Kimberly-Clark Corp.	134,004	11,646,287
Nu Skin Enterprises, Inc., Class A	18,400	938,584
The Clorox Co.	44,825	3,259,226
The Estee Lauder Cos., Inc., Class A	75,968	3,979,204
The Procter & Gamble Co.	935,519	60,378,396

		106,878,368

Insurance 3.7%
ACE Ltd.	114,500	8,415,750
Aflac, Inc.	158,713	6,948,455
Alleghany Corp. *	4,986	1,724,209
Allied World Assurance Co. Holdings AG	13,000	980,590
Alterra Capital Holdings Ltd.	30,500	709,735
American Financial Group, Inc.	26,205	988,191
American International Group, Inc. *	217,776	6,809,855
Aon plc	109,903	5,407,228
Arch Capital Group Ltd. *	45,600	1,769,280
Arthur J. Gallagher & Co.	38,520	1,366,690
Assurant, Inc.	31,292	1,133,083
Assured Guaranty Ltd.	62,000	742,760
Axis Capital Holdings Ltd.	44,362	1,457,735
Berkshire Hathaway, Inc., Class B *	597,812	50,718,370
Brown & Brown, Inc.	39,476	996,374
Cincinnati Financial Corp.	56,317	2,131,035
CNA Financial Corp.	9,150	238,906
Erie Indemnity Co., Class A	8,285	590,638
Everest Re Group Ltd.	18,220	1,852,974
Fidelity National Financial, Inc., Class A	74,569	1,388,475
Genworth Financial, Inc., Class A *	166,939	841,373
Hartford Financial Services Group, Inc.	151,595	2,493,738
HCC Insurance Holdings, Inc.	38,657	1,184,450
Lincoln National Corp.	102,559	2,056,308
Loews Corp.	103,858	4,111,738
Markel Corp. *	3,231	1,395,986
Marsh & McLennan Cos., Inc.	182,920	6,074,773
MBIA, Inc. (b)*	50,600	483,230
Mercury General Corp.	12,335	446,774
MetLife, Inc.	359,644	11,066,246
Old Republic International Corp.	86,909	700,486
PartnerRe Ltd.	22,709	1,645,040
Principal Financial Group, Inc.	103,809	2,656,472
ProAssurance Corp.	10,400	931,528
Protective Life Corp.	28,200	787,062
Prudential Financial, Inc.	160,497	7,748,795
Reinsurance Group of America, Inc.	25,110	1,397,874
RenaissanceRe Holdings Ltd.	17,607	1,302,742
The Allstate Corp.	171,798	5,892,671
The Chubb Corp.	94,512	6,870,077
The Progressive Corp.	209,442	4,134,385
The Travelers Cos., Inc.	132,447	8,297,805
Torchmark Corp.	34,665	1,724,584
Unum Group	99,414	1,877,930
Validus Holdings Ltd.	33,709	1,096,554
W. R. Berkley Corp.	37,725	1,381,867
White Mountains Insurance Group Ltd.	2,313	1,180,995
XL Group plc	108,967	2,250,169

		178,401,985

Materials 3.8%
Air Products & Chemicals, Inc.	71,578	5,757,018

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Airgas, Inc.	23,251	1,844,269
Albemarle Corp.	30,200	1,758,244
Alcoa, Inc.	361,920	3,065,462
Allegheny Technologies, Inc.	36,152	1,085,645
Allied Nevada Gold Corp. *	30,400	785,840
AptarGroup, Inc.	22,500	1,125,225
Ashland, Inc.	26,600	1,872,374
Ball Corp.	55,276	2,297,271
Bemis Co., Inc.	35,049	1,077,757
Cabot Corp.	21,716	846,924
Carpenter Technology Corp.	15,000	717,900
Celanese Corp., Series A	53,043	2,022,530
CF Industries Holdings, Inc.	22,212	4,348,221
Cliffs Natural Resources, Inc.	48,600	1,987,254
Coeur d’Alene Mines Corp. *	30,500	497,455
Compass Minerals International, Inc.	11,200	810,208
Crown Holdings, Inc. *	51,376	1,844,398
Cytec Industries, Inc.	16,900	1,040,364
Domtar Corp.	12,400	915,864
E.I. du Pont de Nemours & Co.	319,017	15,855,145
Eastman Chemical Co.	51,762	2,706,117
Ecolab, Inc.	102,028	6,677,733
FMC Corp.	47,904	2,620,349
Freeport-McMoran Copper & Gold, Inc.	322,330	10,852,851
Greif, Inc., Class A	10,500	454,230
Huntsman Corp.	64,700	818,455
International Flavors & Fragrances, Inc.	27,508	1,533,296
International Paper Co.	148,607	4,875,796
Kronos Worldwide, Inc. (b)	7,500	126,900
LyondellBasell Industries N.V., Class A	108,000	4,809,240
Martin Marietta Materials, Inc.	15,549	1,168,352
MeadWestvaco Corp.	58,683	1,666,597
Molycorp, Inc. (b)*	18,800	327,496
Monsanto Co.	182,034	15,585,751
NewMarket Corp.	3,600	827,568
Newmont Mining Corp.	168,228	7,481,099
Nucor Corp.	107,676	4,220,899
Owens-Illinois, Inc. *	55,877	1,030,931
Packaging Corp. of America	33,230	1,023,152
PPG Industries, Inc.	52,506	5,747,307
Praxair, Inc.	101,928	10,576,049
Reliance Steel & Aluminum Co.	25,122	1,293,281
Rock-Tenn Co., Class A	23,985	1,396,407
Rockwood Holdings, Inc.	26,200	1,158,564
Royal Gold, Inc.	19,100	1,445,488
RPM International, Inc.	44,600	1,181,900
Sealed Air Corp.	65,302	1,057,892
Sensient Technologies Corp.	17,000	602,650
Sigma-Aldrich Corp.	40,908	2,830,834
Silgan Holdings, Inc.	16,700	688,207
Sonoco Products Co.	33,970	1,029,631
Steel Dynamics, Inc.	74,400	959,016
The Dow Chemical Co.	401,856	11,565,416
The Mosaic Co.	101,195	5,880,441
The Scotts Miracle-Gro Co., Class A	14,668	585,253
The Sherwin-Williams Co.	29,290	3,935,111
The Valspar Corp.	31,746	1,593,649
Titanium Metals Corp.	27,985	326,305
United States Steel Corp. (b)	48,968	1,011,189
Vulcan Materials Co.	43,925	1,701,654
W.R. Grace & Co. *	24,900	1,395,396
Walter Energy, Inc.	21,200	727,160
Westlake Chemical Corp.	7,000	415,520

		179,466,500

Media 3.5%
AMC Networks, Inc., Class A *	19,500	845,520
Cablevision Systems Corp., Class A	75,110	1,152,187
CBS Corp., Class B - Non Voting Shares	222,505	7,445,017
Charter Communications, Inc., Class A *	34,300	2,638,356
Cinemark Holdings, Inc.	34,600	808,948
Clear Channel Outdoor Holdings, Inc., Class A *	14,500	73,370
Comcast Corp., Class A	918,923	29,910,944
DIRECTV, Class A *	220,825	10,966,169
Discovery Communications, Inc., Class A *	89,600	4,536,448
DISH Network Corp., Class A	66,772	2,053,907
Gannett Co., Inc.	81,054	1,143,672
John Wiley & Sons, Inc., Class A	15,480	737,622
Lamar Advertising Co., Class A *	20,370	618,229
Liberty Global, Inc., Series A *	93,966	4,959,525
Liberty Media Corp. - Liberty Capital, Class A *	41,546	3,930,252
Live Nation Entertainment, Inc. *	50,300	448,676
Morningstar, Inc.	8,150	473,270
News Corp., Class A	712,528	16,402,395
Omnicom Group, Inc.	93,788	4,706,282
Scripps Networks Interactive, Class A	33,100	1,782,435
Sirius XM Radio, Inc. *	1,275,300	2,754,648
The Interpublic Group of Cos., Inc.	156,864	1,548,248
The Madison Square Garden, Inc., Class A *	20,800	754,000
The McGraw-Hill Cos., Inc.	94,736	4,448,803
The Walt Disney Co.	610,860	30,017,660
The Washington Post Co., Class B	1,654	559,879
Time Warner Cable, Inc.	107,036	9,090,567
Time Warner, Inc.	330,380	12,924,466
Viacom Inc., Class B	175,146	8,181,070

		165,912,565

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
Abbott Laboratories	535,646	35,518,686
Agilent Technologies, Inc.	118,031	4,519,407
Alexion Pharmaceuticals, Inc. *	65,400	6,857,190
Alkermes plc *	33,000	613,470
Allergan, Inc.	103,762	8,515,747
Amgen, Inc.	263,702	21,781,785
ARIAD Pharmaceuticals, Inc. *	52,500	1,004,325
Bio-Rad Laboratories, Inc., Class A *	6,900	663,849
Biogen Idec, Inc. *	82,555	12,038,996
BioMarin Pharmaceuticals, Inc. *	38,300	1,504,807

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bristol-Myers Squibb Co.	576,239	20,514,109
Bruker Corp. *	31,600	373,512
Celgene Corp. *	150,920	10,331,983
Cepheid, Inc. *	21,800	698,472
Covance, Inc. *	20,700	971,658
Cubist Pharmaceuticals, Inc. *	20,900	899,954
Dendreon Corp. (b)*	50,700	241,332
Eli Lilly & Co.	346,471	15,255,118
Endo Health Solutions, Inc. *	39,728	1,181,114
Forest Laboratories, Inc. *	90,846	3,047,883
Gilead Sciences, Inc. *	255,372	13,874,361
Hospira, Inc. *	56,040	1,947,390
Illumina, Inc. *	41,300	1,712,711
Incyte Corp. (b)*	42,900	1,072,071
Johnson & Johnson	935,087	64,726,722
Life Technologies Corp. *	60,606	2,659,391
Medicis Pharmaceutical Corp., Class A	21,500	707,780
Merck & Co., Inc.	1,036,418	45,778,583
Mettler-Toledo International, Inc. *	10,700	1,656,360
Mylan, Inc. *	145,000	3,339,350
Onyx Pharmaceuticals, Inc. *	21,200	1,589,364
PerkinElmer, Inc.	38,500	983,675
Perrigo Co.	31,700	3,614,434
Pfizer, Inc.	2,549,451	61,288,802
Questcor Pharmaceuticals, Inc. (b)*	21,300	785,331
Regeneron Pharmaceuticals, Inc. *	25,800	3,473,970
Salix Pharmaceuticals Ltd. *	20,100	900,882
Seattle Genetics, Inc. (b)*	33,600	878,976
Techne Corp.	12,563	867,852
Thermo Fisher Scientific, Inc.	128,598	7,159,051
United Therapeutics Corp. *	17,800	975,084
Vertex Pharmaceuticals, Inc. *	70,912	3,439,941
ViroPharma, Inc. *	24,000	521,040
Warner Chilcott plc, Class A *	57,900	984,300
Waters Corp. *	30,500	2,363,140
Watson Pharmaceuticals, Inc. *	43,200	3,362,256

		377,196,214

Real Estate 3.1%
Alexandria Real Estate Equities, Inc.	21,100	1,550,428
American Campus Communities, Inc.	25,400	1,210,564
American Tower Corp.	133,689	9,667,052
Apartment Investment & Management Co., Class A	41,518	1,138,839
AvalonBay Communities, Inc.	32,349	4,758,214
BioMed Realty Trust, Inc.	52,300	983,240
Boston Properties, Inc.	50,205	5,567,735
BRE Properties, Inc.	25,624	1,349,872
Camden Property Trust	26,864	1,915,672
CBL & Associates Properties, Inc.	50,400	994,392
CBRE Group, Inc., Class A *	110,237	1,717,492
DDR Corp.	79,000	1,188,160
Digital Realty Trust, Inc.	35,700	2,787,099
Douglas Emmett, Inc.	47,600	1,119,076
Duke Realty Corp.	88,237	1,275,907
Entertainment Properties Trust	16,500	745,140
Equity Lifestyle Properties Inc	13,900	999,688
Equity One, Inc.	20,300	440,307
Equity Residential	102,272	6,474,840
Essex Property Trust, Inc.	11,817	1,859,523
Extra Space Storage, Inc.	32,100	1,050,954
Federal Realty Investment Trust	21,596	2,346,621
Forest City Enterprises, Inc., Class A *	47,200	665,992
General Growth Properties, Inc.	200,400	3,631,248
HCP, Inc.	138,680	6,547,083
Health Care REIT, Inc.	71,621	4,456,975
Highwoods Properties, Inc.	24,700	836,589
Home Properties, Inc.	16,400	1,076,004
Hospitality Properties Trust	41,981	1,018,879
Host Hotels & Resorts, Inc.	240,139	3,525,241
Jones Lang LaSalle, Inc.	14,800	987,012
Kilroy Realty Corp.	23,300	1,103,022
Kimco Realty Corp.	138,331	2,696,071
LaSalle Hotel Properties	28,500	748,410
Liberty Property Trust	39,504	1,433,600
Mack-Cali Realty Corp.	29,247	783,527
Mid-America Apartment Communities, Inc.	13,900	962,297
National Retail Properties, Inc.	35,200	1,038,400
Omega Healthcare Investors, Inc. (b)	35,100	850,824
Piedmont Office Realty Trust, Inc., Class A	58,800	1,003,128
Plum Creek Timber Co., Inc.	54,798	2,224,251
Post Properties, Inc.	18,100	934,865
ProLogis, Inc.	155,780	5,036,367
Public Storage	48,309	7,195,626
Rayonier, Inc. REIT	41,734	1,990,294
Realty Income Corp.	45,300	1,866,360
Regency Centers Corp.	30,582	1,463,349
Senior Housing Properties Trust	55,300	1,258,075
Simon Property Group, Inc.	103,950	16,682,936
SL Green Realty Corp.	29,251	2,303,516
Tanger Factory Outlet Centers, Inc.	30,900	994,980
Taubman Centers, Inc.	19,800	1,534,896
The Macerich Co.	44,845	2,619,396
UDR, Inc.	85,262	2,268,822
Ventas, Inc.	97,929	6,585,725
Vornado Realty Trust REIT	62,734	5,238,289
Weingarten Realty Investors	40,802	1,096,758
Weyerhaeuser Co.	182,450	4,260,208

		150,059,830

Retailing 4.1%
Aaron’s, Inc.	25,700	753,781
Abercrombie & Fitch Co., Class A	28,919	977,462
Advance Auto Parts, Inc.	24,622	1,727,233
Amazon.com, Inc. *	121,841	28,425,505
American Eagle Outfitters, Inc.	65,985	1,373,808
Ascena Retail Group, Inc. *	45,800	839,972
AutoNation, Inc. (b)*	16,166	637,425
AutoZone, Inc. *	8,433	3,164,315
Bed Bath & Beyond, Inc. *	75,820	4,621,229
Best Buy Co., Inc.	99,826	1,805,852
Big Lots, Inc. *	22,300	903,373
CarMax, Inc. *	77,000	2,142,910
Dick’s Sporting Goods, Inc.	32,800	1,611,136

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dillard’s, Inc., Class A	11,200	730,576
Dollar General Corp. *	33,700	1,719,037
Dollar Tree, Inc. *	81,024	4,078,748
DSW, Inc., Class A	9,800	579,376
Expedia, Inc.	32,204	1,835,306
Family Dollar Stores, Inc.	39,960	2,640,557
Foot Locker, Inc.	50,909	1,681,015
GameStop Corp., Class A (b)	47,100	754,542
Genuine Parts Co.	52,930	3,389,108
GNC Holdings, Inc., Class A	7,900	304,387
Guess?, Inc.	22,800	686,280
HomeAway, Inc. (b)*	2,700	61,992
HSN, Inc.	13,700	580,332
J.C. Penney Co., Inc. (b)	48,622	1,094,481
Kohl’s Corp.	76,665	3,811,784
Liberty Interactive Corp., Class A *	179,608	3,364,058
Limited Brands, Inc.	83,623	3,976,274
LKQ Corp. *	49,800	1,759,434
Lowe’s Cos., Inc.	400,636	10,164,135
Macy’s, Inc.	142,776	5,117,092
Netflix, Inc. (b)*	18,800	1,068,780
Nordstrom, Inc.	55,000	2,977,700
O’Reilly Automotive, Inc. *	43,766	3,752,497
Penske Automotive Group, Inc.	15,300	365,670
PetSmart, Inc.	37,995	2,511,850
Priceline.com, Inc. *	16,928	11,201,935
Rent-A-Center, Inc.	20,000	711,200
Ross Stores, Inc.	78,612	5,222,981
Sally Beauty Holdings, Inc. *	32,200	850,724
Sears Holdings Corp. (b)*	13,094	648,022
Signet Jewelers Ltd.	29,600	1,300,032
Staples, Inc.	237,870	3,030,464
Target Corp.	221,262	13,419,540
The Buckle, Inc. (b)	9,200	355,764
The Gap, Inc.	115,555	3,407,717
The Home Depot, Inc.	524,235	27,354,582
The TJX Cos., Inc.	249,790	11,060,701
Tiffany & Co.	43,173	2,371,493
Tractor Supply Co.	24,200	2,199,054
TripAdvisor, Inc. *	32,200	1,204,602
Ulta Salon, Cosmetics & Fragrance, Inc.	16,100	1,366,568
Urban Outfitters, Inc. *	37,796	1,154,668
Williams-Sonoma, Inc.	35,300	1,226,675

		196,075,734

Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc. *	199,031	808,066
Altera Corp.	109,369	3,877,131
Analog Devices, Inc.	101,274	3,957,788
Applied Materials, Inc.	443,989	4,835,040
Atmel Corp. *	160,100	938,186
Broadcom Corp., Class A *	164,925	5,587,659
Cree, Inc. *	38,900	931,655
Cypress Semiconductor Corp. *	52,700	563,363
First Solar, Inc. (b)*	20,000	310,800
Freescale Semiconductor Holdings I Ltd. (b)*	15,000	160,050
Intel Corp.	1,716,980	44,126,386
KLA-Tencor Corp.	56,638	2,883,441
Lam Research Corp. *	66,119	2,275,155
Linear Technology Corp.	77,466	2,498,279
LSI Corp. *	191,598	1,322,026
Marvell Technology Group Ltd.	177,162	1,994,844
Maxim Integrated Products, Inc.	99,200	2,701,216
Microchip Technology, Inc.	65,366	2,181,917
Micron Technology, Inc. *	335,800	2,085,318
NVIDIA Corp. *	206,199	2,791,934
ON Semiconductor Corp. *	152,900	1,061,126
Skyworks Solutions, Inc. *	63,900	1,848,627
Teradyne, Inc. *	62,600	920,846
Texas Instruments, Inc.	388,575	10,584,783
Xilinx, Inc.	89,205	2,890,242

		104,135,878

Software & Services 9.3%
Accenture plc, Class A	217,900	13,139,370
Activision Blizzard, Inc.	151,738	1,825,408
Adobe Systems, Inc. *	166,913	5,154,273
Akamai Technologies, Inc. *	61,009	2,146,297
Alliance Data Systems Corp. *	17,071	2,219,230
Amdocs Ltd. *	58,700	1,746,325
ANSYS, Inc. *	31,400	1,882,744
Ariba, Inc. *	33,900	1,506,177
Autodesk, Inc. *	77,072	2,614,282
Automatic Data Processing, Inc.	166,151	9,395,839
Bankrate, Inc. *	6,800	108,460
BMC Software, Inc. *	57,912	2,293,315
Booz Allen Hamilton Holding Corp.	11,600	202,188
Broadridge Financial Solutions, Inc.	43,100	912,427
CA, Inc.	125,781	3,027,549
Cadence Design Systems, Inc. *	92,587	1,131,413
Citrix Systems, Inc. *	63,400	4,607,912
Cognizant Technology Solutions Corp., Class A *	102,766	5,834,026
CommVault Systems, Inc. *	14,800	718,096
Computer Sciences Corp.	52,731	1,298,237
Concur Technologies, Inc. *	15,850	1,070,509
DST Systems, Inc.	11,380	613,382
eBay, Inc. *	390,670	17,306,681
Electronic Arts, Inc. *	111,481	1,228,521
Equinix, Inc. *	16,100	2,868,698
FactSet Research Systems, Inc.	15,400	1,431,584
Fidelity National Information Services, Inc.	82,508	2,594,052
Fiserv, Inc. *	47,889	3,358,456
FleetCor Technologies, Inc. *	12,400	457,808
Fortinet, Inc. *	30,900	741,909
Gartner, Inc. *	32,300	1,433,797
Genpact Ltd. *	44,550	776,061
Global Payments, Inc.	26,838	1,149,203
Google, Inc., Class A *	86,581	54,803,176
IAC/InterActiveCorp	27,930	1,469,397
Informatica Corp. *	36,200	1,068,262
International Business Machines Corp.	392,740	76,969,185
Intuit, Inc.	101,044	5,862,573
Jack Henry & Associates, Inc.	29,400	1,021,062
LinkedIn Corp., Class A *	6,000	615,900
MasterCard, Inc., Class A	36,300	15,847,491

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MICROS Systems, Inc. *	27,200	1,298,528
Microsoft Corp.	2,545,838	75,025,846
NetSuite, Inc. *	7,600	420,584
NeuStar, Inc., Class A *	22,200	786,102
Nuance Communications, Inc. *	79,800	1,623,930
Oracle Corp.	1,321,210	39,900,542
Parametric Technology Corp. *	39,700	855,138
Paychex, Inc.	109,628	3,583,739
QLIK Technologies, Inc. *	24,700	494,000
Rackspace Hosting, Inc. *	35,200	1,544,576
Red Hat, Inc. *	65,583	3,519,184
Rovi Corp. *	37,400	500,412
SAIC, Inc.	93,900	1,086,423
Salesforce.com, Inc. *	46,245	5,751,028
Solarwinds, Inc. *	18,100	966,359
Solera Holdings, Inc.	24,100	941,105
Symantec Corp. *	250,689	3,948,352
Synopsys, Inc. *	48,700	1,475,123
Teradata Corp. *	56,944	3,850,553
TIBCO Software, Inc. *	55,500	1,558,995
Total System Services, Inc.	55,100	1,303,115
VeriFone Systems, Inc. *	35,800	1,299,182
VeriSign, Inc. *	54,105	2,403,344
Visa, Inc., Class A	169,300	21,851,551
VMware, Inc., Class A *	27,300	2,477,748
Western Union Co.	210,540	3,669,712
Wright Express Corp. *	13,100	843,378
Yahoo!, Inc. *	421,779	6,680,979

		444,110,803

Technology Hardware & Equipment 7.5%
Acme Packet, Inc. *	19,200	304,320
ADTRAN, Inc.	22,400	483,392
Amphenol Corp., Class A	56,320	3,316,122
Anixter International, Inc.	9,300	529,263
Apple, Inc. *	318,359	194,440,943
Arrow Electronics, Inc. *	38,000	1,282,500
Aruba Networks, Inc. *	36,400	516,152
Avnet, Inc. *	50,446	1,589,049
AVX Corp.	16,150	157,301
Brocade Communications Systems, Inc. *	154,700	768,859
Cisco Systems, Inc.	1,828,015	29,156,839
Corning, Inc.	534,363	6,097,082
Dell, Inc. *	519,249	6,168,678
Diebold, Inc.	21,300	689,055
Dolby Laboratories, Inc., Class A *	17,400	613,350
EchoStar Corp., Class A *	13,254	381,715
EMC Corp. *	714,924	18,738,158
F5 Networks, Inc. *	27,000	2,521,260
FLIR Systems, Inc.	53,000	1,083,850
Fusion-io, Inc. (b)*	4,700	89,864
Harris Corp.	39,396	1,640,843
Hewlett-Packard Co.	675,668	12,324,184
Ingram Micro, Inc., Class A *	53,851	807,226
IPG Photonics Corp. *	9,400	487,202
Jabil Circuit, Inc.	62,300	1,351,910
JDS Uniphase Corp. *	77,900	766,536
Juniper Networks, Inc. *	178,894	3,136,012
Lexmark International, Inc., Class A	24,459	427,788
Loral Space & Communications, Inc.	4,200	302,190
Molex, Inc.	46,621	1,171,120
Motorola Solutions, Inc.	97,212	4,699,228
National Instruments Corp.	31,200	806,208
NCR Corp. *	53,544	1,248,646
NetApp, Inc. *	121,900	3,982,473
Polycom, Inc. *	60,200	526,148
QUALCOMM, Inc.	583,678	34,833,903
Riverbed Technology, Inc. *	52,200	920,808
SanDisk Corp. *	81,758	3,362,707
Seagate Technology plc	123,437	3,705,579
TE Connectivity Ltd.	144,300	4,763,343
Tech Data Corp. *	13,900	696,390
Trimble Navigation Ltd. *	42,000	1,858,920
ViaSat, Inc. *	14,400	551,520
Western Digital Corp. *	79,512	3,162,192
Xerox Corp.	471,645	3,268,500

		359,729,328

Telecommunication Services 3.1%
AT&T, Inc.	1,996,177	75,695,032
CenturyLink, Inc.	210,011	8,723,857
Crown Castle International Corp. *	85,127	5,267,659
Frontier Communications Corp. (b)	338,406	1,326,551
Level 3 Communications, Inc. *	58,600	1,129,222
MetroPCS Communications, Inc. *	99,800	874,248
NII Holdings, Inc. *	57,641	389,077
SBA Communications Corp., Class A *	41,300	2,439,178
Sprint Nextel Corp. *	1,018,657	4,441,344
Telephone & Data Systems, Inc.	30,811	746,551
tw telecom, Inc. *	50,800	1,276,604
United States Cellular Corp. *	4,900	201,488
Verizon Communications, Inc.	962,657	43,454,337
Windstream Corp. (b)	198,148	1,973,554

		147,938,702

Transportation 2.0%
Alaska Air Group, Inc. *	24,200	843,370
C.H. Robinson Worldwide, Inc.	55,848	2,951,567
CSX Corp.	357,026	8,190,177
Delta Air Lines, Inc. *	288,100	2,780,165
Dollar Thrifty Automotive Group, Inc. *	9,900	736,560
Expeditors International of Washington, Inc.	72,098	2,564,526
FedEx Corp.	107,828	9,736,868
Genesee & Wyoming, Inc., Class A *	14,700	912,282
Hertz Global Holdings, Inc. *	102,000	1,148,520
J.B. Hunt Transport Services, Inc.	30,591	1,683,117
Kansas City Southern	37,600	2,737,280
Kirby Corp. *	18,900	997,353
Landstar System, Inc.	15,900	785,619
Norfolk Southern Corp.	114,286	8,462,878
Old Dominion Freight Line, Inc. *	16,000	678,400
Ryder System, Inc.	16,964	669,060
Southwest Airlines Co.	265,188	2,437,078
Union Pacific Corp.	164,262	20,140,164

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Continental Holdings, Inc. *	112,582	2,126,674
United Parcel Service, Inc., Class B	328,135	24,810,287

		95,391,945

Utilities 3.9%
AGL Resources, Inc.	40,487	1,639,723
Alliant Energy Corp.	37,400	1,746,954
Ameren Corp.	83,085	2,842,338
American Electric Power Co., Inc.	164,171	6,934,583
American Water Works Co., Inc.	59,700	2,164,125
Aqua America, Inc.	47,134	1,208,516
Atmos Energy Corp.	30,718	1,101,240
Calpine Corp. *	130,200	2,225,118
CenterPoint Energy, Inc.	144,811	3,049,720
Cleco Corp.	20,600	901,456
CMS Energy Corp.	85,733	2,114,176
Consolidated Edison, Inc.	99,606	6,424,587
Dominion Resources, Inc.	193,708	10,520,281
DTE Energy Co.	57,597	3,534,728
Duke Energy Corp.	238,395	16,158,413
Edison International	110,754	5,114,620
Entergy Corp.	59,862	4,350,171
Exelon Corp.	289,219	11,314,247
FirstEnergy Corp.	142,191	7,140,832
Great Plains Energy, Inc.	45,800	1,015,844
Hawaiian Electric Industries, Inc.	32,648	930,141
IDACORP, Inc.	16,900	713,180
Integrys Energy Group, Inc.	26,455	1,601,586
ITC Holdings Corp.	17,400	1,290,906
MDU Resources Group, Inc.	64,217	1,437,819
National Fuel Gas Co.	28,047	1,372,620
New Jersey Resources Corp.	14,100	647,190
NextEra Energy, Inc.	143,708	10,188,897
NiSource, Inc.	95,180	2,435,656
Northeast Utilities	107,012	4,267,639
NRG Energy, Inc.	78,230	1,550,519
NV Energy, Inc.	80,200	1,466,858
OGE Energy Corp.	33,380	1,772,812
ONEOK, Inc.	70,124	3,121,219
Pepco Holdings, Inc.	76,274	1,522,429
PG&E Corp.	143,737	6,634,900
Piedmont Natural Gas Co., Inc. (b)	24,500	778,610
Pinnacle West Capital Corp.	37,087	1,985,638
PPL Corp.	196,661	5,683,503
Public Service Enterprise Group, Inc.	172,072	5,719,673
Questar Corp.	60,420	1,229,547
SCANA Corp.	39,231	1,928,988
Sempra Energy	81,478	5,736,866
TECO Energy, Inc.	73,417	1,335,455
The AES Corp. *	219,202	2,643,576
The Southern Co.	293,118	14,113,632
UGI Corp.	39,248	1,202,951
Vectren Corp.	27,800	829,830
Westar Energy, Inc.	39,800	1,216,288
WGL Holdings, Inc.	17,500	707,875
Wisconsin Energy Corp.	78,636	3,203,631
Xcel Energy, Inc.	164,909	4,831,834

		185,603,940

Total Common Stock
(Cost $2,012,365,166)		4,780,287,290

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	798,353	798,353

Total Other Investment Company
(Cost $798,353)		798,353

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.09%, 09/20/12 (c)(d)	700,000	699,912

Total Short-Term Investment
(Cost $699,912)		699,912

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.5% of net assets

State Street Institutional U.S. Government Money Market Fund	26,251,444	26,251,444

Total Collateral Invested for Securities on Loan
(Cost $26,251,444)		26,251,444

End of Collateral Invested for Securities on Loan

At 07/31/12 tax basis cost of the fund’s investments was $1,989,781,151 and the unrealized appreciation and depreciation were $2,925,937,604 and ($133,933,200), respectively, with a net unrealized appreciation of $2,792,004,404.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 07/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/21/12	40	2,749,200	105,030

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$4,780,287,290	$—	$—	$4,780,287,290
Other Investment Company(a)	798,353	—	—	798,353
Short-Term Investment(a)	—	699,912	—	699,912

Total	$4,781,085,643	$699,912	$—	$4,781,785,555

Other Financial Instruments
Collateral Invested for Securities on Loan	$26,251,444	$—	$—	$26,251,444
Futures Contract*	105,030	—	—	105,030

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

On July 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures is market risk.

REG46851JUL12

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments — Schwab 1000 Index Fund

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 09/21/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 09/21/2012

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: 09/21/2012